Shareholders' Equity - Warrants (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Beginning Balance	1,361,842
Warrants issued	3,259,759
Warrants exercised	(12,500)
Ending Balance	4,609,101
Investor Warrants July 2019 [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 3.00
Beginning Balance	1,184,213
Ending Balance	1,184,213
Placement Agent Warrants July 2019 [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.85
Beginning Balance	177,629
Ending Balance	177,629
Investor Warrants February 2020 [ Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.20
Warrants issued	2,810,136
Warrants exercised	(12,500)
Ending Balance	2,797,636
Placement Agent Warrants February 2020[Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.55
Warrants issued	449,623
Ending Balance	449,623